STOCKHOLDERS' EQUITY - Stock Option Activity (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation
Outstanding, Shares (in shares)	17,500	19,250	19,250
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 6.97	$ 11.32	$ 11.32
Granted, Shares (in shares)	10,000	10,000	10,000	3,250
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 11.50		$ 5.67
Exercise of stock options (in shares)	3,000	0	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 9.23
Expired and forfeited, Shares (in shares)	(1,000)		(11,750)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 10.75		$ 12.99
Outstanding, Shares (in shares)	23,500		17,500	19,250
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 8.45		$ 6.97	$ 11.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	5,165		5,332
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 6.54		$ 9.19